Equity Investment Disclosure (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Increase in equity investment	$ 0	$ 6,608
Kbridge Resources Development, a company related to the CEO
Equity investments, ownership percentage		47.96%	28.57%
Purchase of equity investments			$ 256,560
Increase in equity investment		$ 6,608